Regulatory Capital (Narrative) (Details)	Oct. 31, 2025	Nov. 01, 2023
Disclosure Of Regulatory Capital [Line Items]
Domestic Stability Buffer		3.50%
Basel III [Member]
Disclosure Of Regulatory Capital [Line Items]
Minimum leverage ratio	3.50%
Target Total Loss Absorbing Capacity Leverage Ratio	7.25%
Domestic systemically important banks addition leverage ratio	0.50%
DSIB And GSIB surcharges rate	1.00%
Basel III [Member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
Target Total Loss Absorbing Capacity Leverage Ratio		25.00%
Total Capital Target Ratio		15.00%
Basel III [Member] | Regulatory Target Ratios [Member] | Tier 1 [Member]
Disclosure Of Regulatory Capital [Line Items]
Tier1 Target Ratio		13.00%
Basel III [Member] | Regulatory Target Ratios [Member] | CET 1 [Member]
Disclosure Of Regulatory Capital [Line Items]
CET1 Target Ratio		11.50%